LOANS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Loan Receivables	$ 756,552,319	$ 718,540,175
Deferred loan fees	664,610	796,359
Allowance for loan loss	8,246,957	7,655,041
Loans And Leases Receivable Adjustments	8,911,567	8,451,400
Loans And Leases Receivable Net Reported Amount	747,640,752	710,088,775
Commercial Real Estate [Member]
Total Loan Receivables	419,667,312	370,383,885
Residential Mortgage [Member]
Total Loan Receivables	177,663,354	164,543,309
Construction and Land Development [Member]
Total Loan Receivables	31,818,782	36,744,865
Home Equity and Second Mortgage [Member]
Total Loan Receivables	21,982,375	24,138,324
Commercial Loan [Member]
Total Loan Receivables	88,157,606	101,968,056
Consumer Loan [Member]
Total Loan Receivables	995,206	1,000,983
Commercial Equipment [Member]
Total Loan Receivables	$ 16,267,684	$ 19,760,753